Property and Equipment, Net (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 129,000	$ 60,000	$ 402,000	$ 233,000
Research and development [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	100,000	31,000	286,000	120,000
General and administrative [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 29,000	$ 29,000	$ 116,000	$ 113,000